Segment, Customer and Geographic Information (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of operating segments [abstract]
Schedule of Information Regarding Reportable Segments
Financial information of the reportable segments is set forth in the following table.

	OPC	Qoros*	Other	Adjustments	Total
	$ thousands
2017
Total sales	365,395	-	309	-	365,704

Income/(loss) before taxes	22,708	(121,198)	(37,146)	-	(135,636)
Income Taxes	(8,945)	-	(63,864)	-	(72,809)
Income/(loss) from continuing operations	13,763	(121,198)	(101,010)	-	(208,445)

Depreciation and amortization	30,102	-	692	-	30,794
Financing income	(1,088)	-	(13,230)	11,414	(2,904)
Financing expenses	33,753	-	47,827	(11,414)	70,166
Other items:
Share in losses/(income) of associated companies	-	121,198	(10,533)	-	110,665
Write back of impairment of investments	-	-	(28,758)	-	(28,758)
	62,767	121,198	(4,002)	-	179,963

Adjusted EBITDA	85,475	-	(41,148)	-	44,327

Segment assets	939,809	-	1,464,354	-	2,404,163
Investments in associated companies	-	1,694	120,000	-	121,694
					2,525,857
Segment liabilities	742,692	-	731,818	-	1,474,510
Capital expenditure	109,226	-	121,245	-	230,471

* Associated Company – See Note 10.A.2 and 10.C.b.

	OPC	Qoros*	Other	Adjustments	Total
	$ thousands
2016
Total sales	324,188	-	65	-	324,253

Income/(loss) before taxes	20,450	(142,534)	(304,816)	-	(426,900)
Income Taxes	(67)	-	(2,185)	-	(2,252)
Income/(loss) from continuing operations	20,383	(142,534)	(307,001)	-	(429,152)

Depreciation and amortization	26,697	-	589	-	27,286
Financing income	(2,988)	-	(17,081)	12,345	(7,724)
Financing expenses	22,838	-	36,783	(12,345)	47,276
Other items:
Share in losses/(income) of associated companies	-	142,534	43,681	-	186,215
Provision of financial guarantee	-	-	130,193	-	130,193
Impairment of investments	-	-	72,263	-	72,263
	46,547	142,534	266,428	-	455,509

Adjusted EBITDA	66,997	-	(38,388)	-	28,609

Segment assets	667,631	-	4,261,929	-	4,929,560
Investments in associated companies	-	117,593	90,640	-	208,233
					5,137,793
Segment liabilities	533,684	-	3,709,905	-	4,243,589
Capital expenditure	72,540	-	245,313	-	317,853

*	Associated Company – See Note 10.A.2 and 10.C.b.

	OPC	Qoros*	Other	Adjustments	Total
	$ thousands
2015
Total sales	325,570	-	329	-	325,899

Income/(loss) before taxes	29,975	(196,223)	198,402	-	32,154
Income Taxes	(8,151)	-	(892)	-	(9,043)
Income/(loss) from continuing operations	21,824	(196,223)	197,510	-	23,111

Depreciation and amortization	25,435	-	1,605	-	27,040
Financing income	(3,140)	-	(7,581)	-	(10,721)
Financing expenses	26,315	-	10,079	-	36,394
Other items:
Share in losses/(income) of associated companies	-	196,223	(9,190)	-	187,033
Gain from distribution of dividend in kind	-	-	(209,710)	-	(209,710)
Asset impairment	-	-	6,541	-	6,541
	48,610	196,223	(208,256)	-	36,577

Adjusted EBITDA	78,585	-	(9,854)	-	68,731

Segment assets	810,551	-	3,303,204	-	4,113,755
Investments in associated companies	-	158,729	210,293	-	369,022
					4,482,777
Segment liabilities	676,832	-	2,542,390	-	3,219,222
Capital expenditure	18,273	-	556,116	-	574,389

*	Associated Company – See Note 10.A.2 and 10.C.b.

Schedule of Major Customers and Percentage of Group's Total Revenues
Following is information on the total sales of the Group to material customers and the percentage of the Group’s total revenues (in $ thousand):

	2017		2016		2015
Customer	Total revenues	Percentage of revenues of the Group	Total revenues	Percentage of revenues of the Group	Total revenues	Percentage of revenues of the Group

Customer 1	75,735	20.71%	59,880	18.47%	70,545	21.65%
Customer 2	*	*	*	*	35,760	10.97%
Customer 3	53,605	14.66%	39,355	12.14%	43,904	13.47%
Customer 4	50,447	13.79%	32,446	10.01%	35,650	10.94%
Customer 5	38,212	10.45%	36,391	11.22%	*	*

(*)	Represents an amount less than 10% of revenues.

Schedule of Information Based on Geographic Areas	The Group’s geographic revenues are as follows:
	For the year ended December 31
	2017	2016	2015
	$ thousands
Israel	365,395	324,188	325,570
Others	309	65	329
Total revenues	365,704	324,253	325,899

Schedule of Non-current Assets on the Basis of Geographic Location
The Group’s non-current assets* on the basis of geographic location:

	As at December 31
	2017	2016
	$ thousands
Peru	-	1,910,421
Guatemala	-	682,985
Israel	617,358	495,639
Others	447	785,033
Total non-current assets	617,805	3,874,078

* Composed of property, plant and equipment and intangible assets.